Summary of significant accounting policies - Business combinations (Details) - Dicapl LP	Apr. 14, 2021 EUR (€)
Disclosure of detailed information about business combination [line items]
Ownership interest acquired	99.00%
Consideration transferred	€ 1,980
Net liabilities	(51,925)
Goodwill	€ 53,385